Filed pursuant to Rule 497(e)
Registration Nos. 333-171360; 811-22509

LoCorr Dynamic Equity Fund
Class	A	LEQAX
Class	C	LEQCX
Class	I	LEQIX

A series of LoCorr Investment Trust

Supplement dated December 23, 2021 to the Prospectus and
Statement of Additional Information (“SAI”) dated April 30, 2021

Effective January 1, 2022, Ms. Jia Ye will no longer serve as a portfolio manager to the LoCorr Dynamic Equity Fund (the “Dynamic Equity Fund”). Thereafter, please disregard all references to Ms. Jia Ye in the Prospectus and SAI for the Dynamic Equity Fund.

Please retain this Supplement for future reference.